Note 18 - Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the year
Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States	Mexico	Turkey	Colombia	Chile	Other	Total

Balance as of December 31, 2017	4.837	493	509	168	32	23	6.062
Exchange difference	229	26	(127)	(7)	(3)	-	118
Balance as of December 31, 2018	5.066	519	382	161	29	23	6.180
Exchange difference	98	31	(36)	3	(2)	(1)	93
Impairment	(1.318)	-	-	-	-	-	(1.318)
Balance as of December 31, 2019	3.846	550	346	164	27	22	4.955
Exchange difference	(22)	(72)	(92)	(21)	-	(1)	(208)
Impairment	(2.084)	-	-	-	-	(13)	(2.097)
Companies held for sale	(1.740)	-	-	-	-	-	(1.740)
Balance as of December 31, 2020	-	478	254	143	27	8	910

Impairment Test Hypotheses CGU Goodwill In The United States
Impairment test assumptions CGU goodwill - United States
	March 2020	December 2019	December 2018
Discount rate (*)	10,3%	10,0%	10,5%
Growth rate	3,0%	3,5%	4,0%

Sensitivity Analysis For Main Hypotheses USA
Sensitivity analysis for main assumptions - United States (Millions of Euros)
	Increase of 50 basis points (*)	Decrease of 50 basis points (*)
Discount rate	(755)	869
Growth rate	270	(235)

Impairment test hypotheses cgu goodwill in Mexico
Impairment test assumptions CGU goodwill in Mexico
	2020	2019	2018
Discount rate (*)	15,3%	14,8%	14,8%
Growth rate	5,7%	5,9%	5,6%

Sensitivity analysis for main hypotheses Mexico
Sensitivity analysis for main assumptions - Mexico (Millions of Euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(1.043)	1.156
Growth rate	688	(620)

Impairment Test Hypotheses CGU Goodwill In Turkey
Impairment test assumptions CGU goodwill in Turkey
	2020	2019	2018
Discount rate (*)	21,0%	17,4%	24,3%
Growth rate	7,0%	7,0%	7,0%

Sensitivity Analysis For Main Hypotheses Turkey
Sensitivity analysis for main assumptions - Turkey (Millions of Euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(164)	175
Growth rate	29	(26)

Table of other intangible assets explanatory
Other intangible assets (Millions of Euros)
	2020	2019	2018
Computer software acquisition expense	1.202	1.598	1.605
Other intangible assets with an infinite useful life	12	11	11
Other intangible assets with a definite useful life	221	401	518
Total	1.435	2.010	2.134

Other Intangible Assets Changes Over the Period
Other intangible assets (Millions of Euros)
		2020			2019			2018
	Notes	Computer software	Other intangible assets	Total of intangible assets	Computer software	Other intangible assets	Total of intangible assets	Computer software	Other intangible assets	Total of intangible assets
Balance at the beginning		1.598	412	2.010	1.605	529	2.134	1.682	721	2.402
Additions		452	8	460	525	8	533	540	12	552
Amortization in the year	45	(448)	(59)	(507)	(447)	(63)	(510)	(436)	(65)	(500)
Amortization transfer to discontinued operations (*)		(77)	(3)	(80)	(106)	(4)	(110)	(105)	(8)	(114)
Exchange differences and other		(38)	(91)	(129)	32	(58)	(25)	(74)	(49)	(123)
Impairment		(6)	-	(6)	(11)	(1)	(12)	(2)	(81)	(83)
Decreases by companies held for sale (*)		(279)	(34)	(313)	-	-	-	-	-	-
Balance at the end		1.202	233	1.435	1.598	412	2.010	1.605	529	2.134